Derivative Warrant Liabilities - Additional Information (Detail) - $ / shares	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights exercise price		$ 11.50
Class of warrants or rights term		5 years
REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights exercise price	$ 11.50
Class of warrants or rights term	5 years
Class A Ordinary Shares | REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights exercise price	$ 11.50
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights outstanding		4,600,000
Period after business combination within which securities must be registered		15 days
Period after business combination within which registration must be effective		60 days
Number of trading days after the date of notice for determining the fair market value of shares		10 days
Class of warrant or rights number of shares covered by each warrant or right		0.361
Public Warrants [Member] | REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights outstanding	4,600,000
Period after business combination within which securities must be registered	15 days
Period after business combination within which registration must be effective	60 days
Number of trading days after the date of notice for determining the fair market value of shares	10 days
Class of warrant or rights number of shares covered by each warrant or right	0.361
Public Warrants [Member] | Class A Ordinary Shares
Derivative Warrant Liabilities [Line Items]
Sale of stock issue price per share		$ 9.20
Proceeds from capital raising from business combination as a percentage of total proceeds		60.00%
Number of consecutive trading days		20 days
Volume weighted average trading price of shares		$ 9.20
Exercise price of warrants as a percentage of newly issued share price		18.00%
Public Warrants [Member] | Class A Ordinary Shares | REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Sale of stock issue price per share	$ 9.20
Proceeds from capital raising from business combination as a percentage of total proceeds	60.00%
Number of consecutive trading days	20 days
Volume weighted average trading price of shares	$ 9.20
Public Warrants [Member] | Class A Ordinary Shares | Prospective Warrant Redemption [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights redemption price per unit of warrant		$ 0.01
Public Warrants [Member] | Class A Ordinary Shares | Prospective Warrant Redemption [Member] | REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights redemption price per unit of warrant	$ 0.01
Public Warrants [Member] | Redemption Trigger Price One [Member] | Class A Ordinary Shares
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants as a percentage of newly issued share price		115.00%
Newly issued share price		$ 18.00
Public Warrants [Member] | Redemption Trigger Price One [Member] | Class A Ordinary Shares | REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants as a percentage of newly issued share price	18.00%
Newly issued share price	$ 18.00
Public Warrants [Member] | Redemption Trigger Price One [Member] | Class A Ordinary Shares | Prospective Warrant Redemption [Member]
Derivative Warrant Liabilities [Line Items]
Notice period to be given to warrant holders before redemption		30 days
Total number of trading days in determining the share price		30 days
Public Warrants [Member] | Redemption Trigger Price One [Member] | Class A Ordinary Shares | Prospective Warrant Redemption [Member] | REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Notice period to be given to warrant holders before redemption	30 days
Total number of trading days in determining the share price	30 days
Public Warrants [Member] | Redemption Trigger Price Two [Member] | Class A Ordinary Shares
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants as a percentage of newly issued share price		180.00%
Newly issued share price		$ 10.00
Public Warrants [Member] | Redemption Trigger Price Two [Member] | Class A Ordinary Shares | REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants as a percentage of newly issued share price	180.00%
Newly issued share price	$ 10.00
Public Warrants [Member] | Redemption Trigger Price Two [Member] | Class A Ordinary Shares | Prospective Warrant Redemption [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights redemption price per unit of warrant		$ 0.10
Total number of trading days in determining the share price		30 days
Public Warrants [Member] | Redemption Trigger Price Two [Member] | Class A Ordinary Shares | Prospective Warrant Redemption [Member] | REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights redemption price per unit of warrant	$ 0.10
Total number of trading days in determining the share price	30 days
Public Warrants [Member] | After Completion of Business Combination [Member]
Derivative Warrant Liabilities [Line Items]
Public warrants period after which they are excercisable		30 days
Public Warrants [Member] | After Completion of Business Combination [Member] | REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Public warrants period after which they are excercisable	30 days
Private Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights outstanding	4,400,000
Private Warrants [Member] | REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights outstanding	4,400,000
Private Warrants [Member] | Class A Ordinary Shares
Derivative Warrant Liabilities [Line Items]
Lock in period of warrants		30 days
Private Warrants [Member] | Class A Ordinary Shares | REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Lock in period of warrants	30 days
Private Warrants [Member] | Class A Ordinary Shares | Prospective Warrant Redemption [Member]
Derivative Warrant Liabilities [Line Items]
Newly issued share price		$ 18.00
Private Warrants [Member] | Redemption Trigger Price One [Member] | Class A Ordinary Shares | REINVENT TECHNOLOGY PARTNERS Z
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants as a percentage of newly issued share price	115.00%